Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	4,380	4,905	16,224
Contractual life of stock options	7 years
Aggregate intrinsic value, outstanding	$ 1,388
Aggregate intrinsic value	1,338	$ 863	$ 1,207
Aggregate intrinsic value, options vested	$ 1,183	$ 863	1,189
Unvested options	4,380	4,905
Unrecognized share-based compensation expense	$ 49
Percentage of outstanding shares grant	3.50%
Income tax benefit	$ 1,613	$ 12,723	8,998
Share-Based Payment Arrangement, Expense	$ 16,892	14,501	12,598
Restricted Share Unit (“RSU”) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted	265,775
Aggregate intrinsic value, outstanding	$ 69,110	62,079	78,077
Unrecognized share-based compensation expense	$ 26,088
Percentage of outstanding shares grant	3.50%
Number of shares authorized for grant	1,603,985
Income tax benefit	$ 574
Total grant date fair value of shares vested	15,712
Share-Based Payment Arrangement, Expense	$ 16,672	$ 14,362	$ 12,489
Weighted average grant- date fair value, Vested	$ 63.65	$ 83.83	$ 26.43
Weighted average exercise price	$ 0
Stock Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense	$ 220	$ 140	$ 100